14. Stockholders' Equity (Details - Option Activity) - Options [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Options issued	24,683,850
Options forfeited	(12,301,500)
Options outstanding	12,382,350
Vested options	12,382,350
Strike price | $ / shares	$ 0.48
Weighted average remaining life	1 year 10 months 25 days
Option 1 [Member]
Options issued	7,735,350
Options forfeited	(834,000)
Options outstanding	6,901,350
Vested options	6,901,350
Strike price | $ / shares	$ 0.24
Weighted average remaining life	2 years 8 months 19 days
Option 2 [Member]
Options issued	11,467,500
Options forfeited	(11,467,500)
Options outstanding	0
Vested options	0
Strike price | $ / shares	$ 0.00
Weighted average remaining life
Option 3 [Member]
Options issued	5,421,000
Options forfeited	0
Options outstanding	5,421,000
Vested options	5,421,000
Strike price | $ / shares	$ 0.78
Weighted average remaining life	2 months 8 days
Option 4 [Member]
Options issued	60,000
Options forfeited	0
Options outstanding	60,000
Vested options	60,000
Strike price | $ / shares	$ 0.78
Weighted average remaining life	2 years 3 months 29 days